Retirement Plans Underfunded Status of Pension and Postretirement Plans (Details) (USD $) In Millions, unless otherwise specified	Sep. 30, 2013	Sep. 30, 2012
Other Postretirement Benefit Plan, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Pension and Other Postretirement Defined Benefit Plans, Current Liabilities	$ (11.9)	$ (12.0)
Accrued pension and other long-term benefits	(118.3)	(154.2)
Net amount recognized	(130.2)	(166.2)
Pension Plan, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Pension and Other Postretirement Defined Benefit Plans, Current Liabilities	(26.3)	(0.2)
Accrued pension and other long-term benefits	(975.2)	(1,493.1)
Net amount recognized	$ (1,001.5)	$ (1,493.3)